Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Hierarchy on a Recurring Basis
The following table sets forth by level, within the fair value hierarchy, the Plan's investments at fair value, on a recurring basis, as of December 31, 2025 and 2024:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Description	As of December 31, 2025
Mutual funds	$365,478,926	365,478,926	$—	$—
Common stock	19,961,275	19,961,275	—	—
Self-directed brokerage account	840,104	840,104	—	—
Total assets in the fair value hierarchy	$386,280,305	$386,280,305	$—	$—
Investments in collective investment trusts (a) (b)	13,371,452	—	—	—
Total investments, at fair value	$399,651,757	$386,280,305	$—	$—

Description	As of December 31, 2024
Mutual funds	$263,628,925	$263,628,925	$—	$—
Common stock	17,827,600	17,827,600	—	—
Self-directed brokerage account	743,871	743,871	—	—
Total assets in the fair value hierarchy	$282,200,396	$282,200,396	$—	$—
Investments in collective investment trusts (a) (b)	12,160,293	—	—	—
Total investments, at fair value	$294,360,689	$282,200,396	$—	$—

(a)In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

(b)This category includes common collective trusts (CCTs), for which the collective investment and reinvestment of assets contributed from employee benefit plans are maintained by more than one plan. The objective of the common collective trust funds is to provide investment results that correspond to the total return performance of its underlying securities. There are no unfunded commitments and no significant withdrawal restrictions.